Other operating expense, Net - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Operating Income Expense Net [Line Items]
Warrants -EVEX	$ (158.2)	$ 0.0	$ 0.0
Listing expenses - EVEX	(135.7)	0.0	0.0
Corporate projects	(78.2)	(59.4)	(56.4)
Restructuring expenses	(36.9)	(31.8)	(69.2)
Taxes on other sales	(15.5)	(23.7)	(20.3)
Transaction costs - EVEX	(11.5)	0.0	0.0
Expenses system project	(1.4)	(10.8)	(6.7)
Residual value of fixed assets disposed	(12.8)	(10.5)	0.0
Aircraft maintenance and flights costs - fleet	(5.6)	(7.8)	(2.8)
Flight safety standards	(3.6)	(3.1)	(3.1)
Product modifications	(2.3)	(2.7)	(2.5)
Training and development	(2.0)	(1.5)	(4.7)
Depreciation and amortization - Commercial Aviation	0.0	0.0	(101.2)
Costs with personnel	0.0	0.0	(44.8)
Carve-Out Expenses	0.0	0.0	(82.8)
Additional losses with financial guarantees exercised	0.0	0.0	(5.9)
Contractual fines	0.0	(1.0)	(3.9)
Reversal of tax provisions	0.0	0.0	8.1
Recovery of expenses	0.0	0.0	12.7
Contractual fines revenue	17.8	7.1	15.1
Disposal of production units in Évora	4.2	0.0	0.0
Other sales	12.8	7.3	6.2
Impairment of assets	0.0	11.2	4.2
Royalties	10.4	16.5	7.0
Reversal (Provision) for contingencies	(7.4)	22.1	(0.3)
Fair value changes - Republic Airways shares	1.7	39.1	(4.1)
Others	(20.3)	(0.8)	(19.3)
Other operating income (expense)	$ (444.5)	$ (49.8)	$ (374.7)